Fair Value Measurements - Nonrecurring (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015
Non Recurring Fair Value Measurements
Impairment of proved properties	$ 2,700	$ 0	$ 0			$ 12,200	$ 0
Proved oil and gas properties	1,128,022	$ 1,405,817		$ 1,405,817		1,128,022	$ 594,847
8 North
Non Recurring Fair Value Measurements
Impairment of proved properties	9,500					9,500
Proved oil and gas properties	$ 0					$ 0
Northern Field
Non Recurring Fair Value Measurements
Impairment of proved properties				$ 22,500	$ 9,500
Proved oil and gas properties								$ 0	$ 0